U.S. Bancorp Fund Services LLC
615 East Michigan Street
Milwaukee, WI  53202

December 19, 2014

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	Intrepid Capital Management Funds Trust (the “Trust”) File Nos.: 333-118634 and 811-21625

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, the Intrepid International Fund is Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A.

If you have any questions, concerning the foregoing, please contact the undersigned at (414) 765-5366.

Sincerely,

/s/ Edward L. Paz

Edward L. Paz, Esq.
For US Bancorp Fund Services, LLC